Intangible Assets, Net (Details) - Schedule of estimated amortization expenses for intangible assets ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Schedule of estimated amortization expenses for intangible assets [Abstract]
2022	¥ 3,647
2023	3,647
2024	3,647
2025	3,647
2026	3,647
Thereafter	29,288
Total	¥ 47,523